FINANCIAL INSTRUMENTS - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Financial assets	R$ 1,750,841	R$ 1,886,067
Financial liabilities	17,339,894	18,925,008
Financial income from assets	744,831	264,708
Financial income (expenses) from liabilities	(2,634,626)	(1,408,056)
Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities	5,245	1,267
Financial income (expenses) from liabilities	(17,484)	(12,503)
Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	17,334,649	18,923,741
Financial income (expenses) from liabilities	(2,617,142)	(1,395,553)
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	1,257,954
Financial income from assets	629,750
Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		984,311
Financial income from assets		177,466
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	459,470	901,756
Financial income from assets	115,081	87,242
Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS
Financial assets	33,417
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	13,367,841	16,461,656
Loans and Financing | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	13,367,841	16,461,656
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	1,538,873	47,928
Debentures | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	1,538,873	47,928
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	1,350
Related parties | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	1,350
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities	938,526	1,135,077
Obligation with FIDC | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	938,526	1,135,077
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	988,967	625,410
Other current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	988,967	625,410
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	499,092	653,670
Other non-current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	499,092	653,670
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Financial liabilities	5,245	1,267
Unrealized losses on financial instruments | Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities	5,245	1,267
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	459,470	821,518
Short-term investments | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	459,470	821,518
Unrealized gains on financial instruments
FINANCIAL INSTRUMENTS
Financial assets	33,417
Unrealized gains on financial instruments | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS
Financial assets	33,417
Related parties
FINANCIAL INSTRUMENTS
Financial assets	27,939	51,839
Financial liabilities	1,350
Related parties | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	27,939
Related parties | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		51,839
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	780,423	469,737
Other current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	780,423
Other current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		469,737
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	449,592	542,973
Other non-current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	R$ 449,592
Other non-current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		462,735
Other non-current assets | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets		R$ 80,238